Organization and Operations (Details)	Sep. 30, 2015 USD ($)
Purchase Consideration:
Cash flow note assumed	$ 50,000
Asset Purchase Agreement [Member]
Purchase Consideration:
Common stock at fair market value	60,000
Cash paid	$ 5,200
Cash flow note assumed
Current liabilities assumed	$ 47,918
Total Purchase Consideration	113,118
Purchase Price Allocation
Cash	15,194
Other assets	5,213
Goodwill	92,710
Current liabilities	47,918
Series of Individually Immaterial Business Acquisitions [Member]
Purchase Consideration:
Common stock at fair market value	290,000
Cash paid	200,000
Cash flow note assumed	50,000
Current liabilities assumed	226,624
Total Purchase Consideration	766,624
Purchase Price Allocation
Cash	9,961
Accounts receivable	13,363
Inventory	342,458
Property and equipment	932
Goodwill	399,910
Current liabilities	$ (226,624)